LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE
2021	€ 828
2022	1,512
2023	1,504
2024	1,229
2025 and thereafter	686
Total	€ 5,759	€ 5,675